Schedule of Asset Retirement Obligations (Details) - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Asset retirement obligations, beginning of year	$ 1,347,493	$ 1,167,701
Accretion of discount	50,284	43,456
Asset retirement obligation, end of year	$ 1,397,777	$ 1,211,157